LEASES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease [Abstract]
Loss from measurement of net investment in a finance lease	$ (1,860)	$ (1,885)	$ (587)
Depreciation and amortization of right-of-use assets	(12,443)	(15,001)	(9,226)
Gain (loss) recognized in profit or loss	(10)	(119)	(74)
Total	$ (14,313)	$ (17,005)	$ (9,887)